United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 5/31/08

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY--18.8%
$5,000,000		Notes, 3.500%, 11/15/2009	$5,074,716
21,700,000	[1]	Notes, 4.250%, 10/15/2010	22,468,866
16,100,000	[1]	Notes, 4.750%, 1/31/2012	16,968,590
10,200,000		Bonds, 7.250%, 5/15/2016	12,487,084
16,200,000		Bonds, 8.125%, 5/15/2021 - 8/15/2021	21,898,828
9,250,000		Bonds, 6.000%, 2/15/2026	10,644,004
9,000,000	[1]	Bonds, 5.375%, 2/15/2031	9,809,297
		TOTAL U.S. TREASURY (IDENTIFIED COST $95,742,651)	99,351,385
		GOVERNMENT AGENCIES--6.4%
		Federal Home Loan Mortgage Corporation--5.4%
5,000,000	[1]	4.750%, 3/5/2012	5,149,785
20,000,000		5.125%, 8/23/2010	20,777,536
2,500,000		5.625%, 11/23/2035	2,440,344
		TOTAL	28,367,665
		Federal National Mortgage Association--1.0%
5,000,000		6.000%, 5/15/2011	5,330,008
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $33,126,190)	33,697,673
		MORTGAGE-BACKED SECURITIES--53.7%
		Federal Home Loan Mortgage Corporation--27.2%
47,916,460		5.000%, 2/1/2019 - 4/1/2036	46,586,150
56,041,565	[2]	5.500%, 4/1/2021 - 6/1/2038	55,827,466
20,121,782	[2]	6.000%, 9/1/2021 - 6/1/2038	20,476,960
10,000,000	[2]	6.500%, 6/1/2038	10,321,732
8,966,676		7.000%, 9/1/2030 - 4/1/2032	9,499,914
641,690		7.500%, 11/1/2009 - 12/1/2015	673,990
326,265		8.000%, 2/1/2031	347,370
		TOTAL	143,733,582
		Federal National Mortgage Association--25.8%
22,295,902		4.500%, 12/1/2019	21,887,330
12,056,567		5.000%, 7/1/2034	11,689,586
47,038,241		5.500%, 9/1/2034 - 4/1/2036	46,794,924
42,091,601	[2]	6.000%, 5/1/2016 - 6/1/2038	42,783,580
9,700,000	[2]	6.500%, 6/1/2038	10,002,986
818,870		7.000%, 1/1/2031 - 3/1/2032	863,508
1,738,940		7.500%, 7/1/2028 - 2/1/2030	1,845,122
349,129		8.000%, 2/1/2030 - 1/1/2031	371,334
		TOTAL	136,238,370
		Government National Mortgage Association--0.7%
324,114		5.500%, 12/20/2014 - 5/20/2018	326,545
219,969		6.000%, 12/15/2013 - 5/15/2024	226,165
130,721		6.500%, 9/15/2013 - 5/20/2016	135,751
279,344		7.000%, 4/20/2016 - 10/15/2028	295,911
240,664		7.500%, 7/15/2029 - 1/15/2031	256,766
34,768		8.000%, 6/15/2017	36,884
163,250		8.500%, 12/15/2029 - 11/15/2030	177,728
2,556		9.000%, 2/15/2009	2,586
492,549		10.500%, 3/15/2016	553,322
292,866		11.000%, 1/15/2010 - 10/15/2019	333,776
841,577		12.000%, 5/15/2011 - 1/15/2016	954,051
323,399		12.500%, 4/15/2010 - 5/15/2015	364,394
44,376		13.000%, 3/15/2011 - 11/15/2014	50,615
		TOTAL	3,714,494
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $278,559,548)	283,686,446
		COLLATERALIZED MORTGAGE OBLIGATIONS--21.4%
4,726,421		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	4,603,911
5,007,168		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	4,845,884
4,769,859		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	4,709,552
4,380,836		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	4,336,793
3,106,798		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,074,456
9,517,352		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 2.844%, 5/15/2036	9,307,421
6,833,407		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 2.824%, 6/15/2036	6,678,589
10,547,205		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 2.894%, 7/15/2036	10,422,840
2,377,097		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 2.914%, 8/15/2036	2,329,256
5,831,788		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 2.814%, 1/15/2037	5,662,719
1,496,171		Federal National Mortgage Association REMIC 2005-63 FC, 2.643%, 10/25/2031	1,455,220
2,334,467		Federal National Mortgage Association REMIC 2006-43 FL, 2.793%, 6/25/2036	2,291,862
6,691,145		Federal National Mortgage Association REMIC 2006-58 FP, 2.693%, 7/25/2036	6,554,845
4,798,668		Federal National Mortgage Association REMIC 2006-81 FB, 2.743%, 9/25/2036	4,708,861
2,537,393		Federal National Mortgage Association REMIC 2006-93 FM, 2.773%, 10/25/2036	2,506,625
3,923,464		Federal National Mortgage Association REMIC 2006-104 FY, 2.733%, 11/25/2036	3,842,080
3,886,985		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	3,484,835
3,050,765		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	2,941,897
5,854,925		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.525%, 11/25/2034	5,604,778
4,128,377		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 2.698%, 5/19/2047	3,155,605
4,678,408		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	4,631,374
4,637,810		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	4,434,840
5,713,756		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,565,654
4,617,790		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,241,382
2,277,061		Washington Mutual 2006-AR1, Class 2A1B, 4.864%, 1/25/2046	1,546,283
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $113,925,069)	112,937,562
		ADJUSTABLE RATE MORTGAGES--4.8%
		Federal Home Loan Mortgage Corporation HYBRID ARM--3.7%
7,707,116		5.513%, 7/1/2036	7,827,409
2,137,775		5.605%, 9/1/2036	2,162,958
3,976,258		5.690%, 4/1/2036	4,061,242
5,155,383		6.101%, 4/1/2036	5,265,837
		TOTAL	19,317,446
		Federal National Mortgage Association HYBRID ARM--1.1%
5,968,194		5.260%, 1/1/2037	6,048,019
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,992,814)	25,365,465
		COMMERCIAL MORTGAGE-BACKED SECURITIES--0.9%
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,544,903
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,237,500
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,834,436)	4,782,403
		MUTUAL FUND—16.3%
30,406,532	[3,4,5]	Government Obligations Fund, Institutional Shares, 2.27% (AT NET ASSET VALUE)	85,765,414
		REPURCHASE AGREEMENT--1.5%
$8,037,000	[6]	Interest in $67,183,000 joint repurchase agreement 2.05%, dated 5/13/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $67,297,771 on 6/12/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $69,265,733 (segregated pending settlement of dollar-roll transactions).	$8,037,000
		TOTAL INVESTMENTS—123.8%[7] (IDENTIFIED COST $644,983,122)	653,623,348
		OTHER ASSETS AND LIABILITIES---NET---(23.8)%[8]	(125,500,599)
		TOTAL NET ASSETS---100%	$528,122,749

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$53,566,341	$55,306,000
2	All or a portion of these securities may be subject to dollar-roll transactions.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At May 31, 2008, the cost of investments for federal tax purposes was $646,620,417 The net unrealized appreciation of investments for federal tax purposes was $7,002,931. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,836,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,833,790.

8
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending and dollar-roll transactions. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$85,765,414
Level 2 – Other Significant Observable Inputs	559,181,712
Level 3 – Significant Unobservable Inputs	8,676,222
Total	$653,623,348

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of March 1, 2008	$ 0
Accrued discounts/premiums	0
Realized gain(loss)	3,191
Change in unrealized appreciation (depreciation)	(585,550)
Net purchases (sales)	(209,301)
Transfers in and/or out of Level 3	9,467,882
Balance as of May 31, 2008	$ 8,676,222

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Government Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008